Bramshill Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2024 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 59.6%
$91,540,408	Ally Auto Receivables Trust 2023-1 0.000%, 4/15/2034[1,2]	$3,874,722
160,670,391	Ally Auto Receivables Trust 2024-1 0.000%, 2/16/2032[1]	7,486,116
8,165,524	Alternative Loan Trust 2005-62 0.029%, 12/25/2035[2,3,4]	16,697
	AMSR 2019-SFR1 Trust
100,000	4.857%, 1/19/2039[1]	94,284
2,492,569	6.040%, 1/19/2039[1]	2,397,143
8,609,324	AMSR 2020-SFR1 Trust 8.193%, 4/17/2037[1,2]	8,555,240
	AMSR 2020-SFR2 Trust
2,775,000	5.245%, 7/17/2037[1]	2,716,861
5,000,000	5.250%, 7/17/2037[1,2]	4,791,210
4,500,000	4.000%, 7/17/2037[1,2]	4,307,836
4,900,000	AMSR 2020-SFR3 Trust 6.500%, 9/17/2037[1,2,4]	4,790,117
	AMSR 2020-SFR4 Trust
250,000	4.002%, 11/17/2037[1]	237,805
1,300,000	4.870%, 11/17/2037[1]	1,247,757
3,149,500	AMSR 2020-SFR5 Trust 5.000%, 11/17/2037[1]	2,997,789
	B2R Mortgage Trust 2015-1
1,600,000	4.831%, 5/15/2048[1,2,4]	1,582,518
721,824	4.272%, 5/15/2048[1,2]	718,384
1,750,000	Eagle RE 2021-2 Ltd. 9.570%, (30-Day SOFR Average+425 basis points), 4/25/2034[1,2,5]	1,803,617
	FirstKey Homes 2020-SFR1 Trust
600,000	3.638%, 8/17/2037[1]	573,497
5,000,000	4.781%, 8/17/2037[1]	4,791,630
1,765,000	FirstKey Homes 2020-SFR2 Trust 3.017%, 10/19/2037[1]	1,671,483
	Freddie Mac Structured Agency Credit Risk Debt Notes
4,786,139	14.635%, (30-Day SOFR Average+932 basis points), 10/25/2027[2,5]	5,069,182
1,408,535	12.985%, (30-Day SOFR Average+767 basis points), 12/25/2027[2,5]	1,467,441
3,141,490	7.935%, (30-Day SOFR Average+261 basis points), 12/25/2042[2,5]	3,263,654
213,078	8.435%, (30-Day SOFR Average+311 basis points), 12/25/2042[2,5]	157,348
5,561,599	3.789%, 2/25/2048[1,2,4]	3,582,282
6,969,596	3.842%, 5/25/2048[1,2,4]	4,627,211
6,549,995	4.159%, 8/25/2048[1,2,4]	4,835,861
1,832,346	4.510%, 11/25/2048[1,2,4]	1,203,754
2,127,000	9.635%, (30-Day SOFR Average+432 basis points), 2/25/2047[1,2,5]	2,360,895
3,100,000	9.485%, (30-Day SOFR Average+416 basis points), 2/25/2049[1,2,5]	3,410,170

Bramshill Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
	JP Morgan Wealth Management
$969,040	8.070%, (30-Day SOFR Average+275 basis points), 3/25/2051[1,2,5]	$915,913
1,033,239	9.170%, (30-Day SOFR Average+385 basis points), 3/25/2051[1,2,5]	957,004
2,302,000	12.221%, (30-Day SOFR Average+690 basis points), 3/25/2051[1,2,5]	2,184,248
	JPMorgan Chase Bank N.A. - CACLN
5,300,000	9.812%, 2/26/2029[1,2]	5,410,314
126,465	1.024%, 9/25/2028[1,2]	125,138
104,333	2.365%, 9/25/2028[1,2]	103,451
187,893	0.969%, 12/26/2028[1,2]	184,589
356,996	2.280%, 12/26/2028[1,2]	351,868
	Progress Residential 2020-SFR1 Trust
4,982,857	5.268%, 4/17/2037[1]	4,863,273
2,282,805	4.028%, 4/17/2037[1]	2,207,057
	Progress Residential 2020-SFR3 Trust
1,750,000	2.296%, 10/17/2027[1]	1,639,192
315,000	2.796%, 10/17/2027[1]	295,874
3,250,000	6.234%, 10/17/2027[1]	3,154,313
	Progress Residential 2021-SFR1
1,879,020	5.004%, 4/17/2038[1]	1,711,139
666,000	3.861%, 4/17/2038[1]	607,597
	Progress Residential 2021-SFR2 Trust
1,428,000	4.998%, 4/19/2038[1]	1,311,704
1,304,000	4.254%, 4/19/2038[1]	1,195,888
	Progress Residential 2021-SFR3
1,739,672	4.750%, 5/17/2026[1]	1,576,075
900,000	4.254%, 5/17/2026[1]	818,111
4,838,203	Redwood Funding Trust 2023-1 7.500%, 7/25/2059[1,2,6]	4,783,169
712,952	RESI Finance LP 2003-CB1 7.082%, (1-Month Term SOFR+176 basis points), 6/10/2035[1,2,5]	684,926
3,500,000	RMF Buyout Issuance Trust 2021-HB1 6.000%, 11/25/2031[1,2,4]	2,906,449
2,000,000	Triangle Re 2021-2 Ltd. 10.944%, (1-Month Term SOFR+562 basis points), 10/25/2033[1,2,5]	2,106,121
	Western Mortgage Reference Notes Series 2021-CL2
5,250,410	10.670%, (30-Day SOFR Average+535 basis points), 7/25/2059[1,2,5]	5,180,612
1,669,122	11.820%, (30-Day SOFR Average+650 basis points), 7/25/2059[1,2,5]	1,627,634
4,770,541	9.020%, (30-Day SOFR Average+370 basis points), 7/25/2059[1,2,5]	4,875,088
10,161,252	9.420%, (30-Day SOFR Average+410 basis points), 7/25/2059[1,2,5]	10,081,356
	TOTAL ASSET-BACKED SECURITIES
	(Cost $146,561,419)	146,490,607

Bramshill Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 35.1%
	Bayview Opportunity Master Fund VII 2024-CAR1
$750,000	7.380%, (30-Day SOFR Average+205 basis points), 12/26/2031[1,2,4]	$750,000
1,500,000	8.930%, (30-Day SOFR Average+360 basis points), 12/26/2031[1,2,4]	1,500,000
1,943,849	Chase Home Lending Mortgage Trust 2019-ATR1 4.379%, 4/25/2049[1,2,4]	1,752,088
	Chase Mortgage Finance Corp.
2,158,000	11.820%, (30-Day SOFR Average+650 basis points), 2/25/2050[1,2,5]	2,016,946
1,632,382	6.520%, (30-Day SOFR Average+120 basis points), 2/25/2050[1,2,5]	1,608,185
6,905,132	CHL Mortgage Pass-Through Trust 2005-3 0.000%, 4/25/2035[2,3,4]	414
2,812,146	CIM Trust 2018-J1 3.663%, 3/25/2048[1,2,4]	1,943,482
1,993,000	CIM Trust 2019-J1 3.942%, 8/25/2049[1,2,4]	1,429,449
461,252	CIM Trust 2021-J3 2.616%, 6/25/2051[1,2,4]	359,492
2,116,000	Connecticut Avenue Securities Trust 2020-SBT1 12.035%, (30-Day SOFR Average+671 basis points), 2/25/2040[1,2,5]	2,288,617
407,253	CSMC Trust 2013-TH1 3.597%, 2/25/2043[1]	386,031
	Fannie Mae Connecticut Avenue Securities
8,200,000	14.685%, (30-Day SOFR Average+937 basis points), 11/25/2039[1,2,5]	9,149,635
1,900,000	12.185%, (30-Day SOFR Average+686 basis points), 2/25/2040[1,2,5]	2,049,082
4,253,290	FARM Mortgage Trust 2021-1 3.241%, 7/25/2051[1,2,4]	3,117,693
7,665,742	FARM Mortgage Trust 2023-1 3.034%, 3/25/2052[1,2,4]	5,418,805
5,000,000	FARM Mortgage Trust 2024-1 5.122%, 10/1/2053[1]	4,010,395
1,060,000	FirstKey Homes 2020-SFR1 Trust 4.284%, 8/17/2037[1]	1,018,990
3,283,465	Flagstar Mortgage Trust 2021-9INV 2.500%, 9/25/2041[1,2,4]	2,867,318
	Freddie Mac Multifamily Structured Pass-Through Certificates
12,736,000	2.348%, 2/25/2047[2,3,4]	1,223,700
19,553,038	4.844%, 3/25/2056[2,3,4]	4,597,400
7,000,000	4.785%, 9/25/2055[2,3,4]	1,704,867
	Galton Funding Mortgage Trust 2017-1
3,825,472	4.725%, 11/25/2057[1,2,4]	3,411,278
2,535,000	4.725%, 11/25/2057[1,2,4]	1,986,309
2,707,255	4.725%, 11/25/2057[1,2,4]	1,547,334
3,140,080	4.210%, 7/25/2056[1,2,4]	2,488,548
	Galton Funding Mortgage Trust 2018-2
4,628,754	4.773%, 10/25/2058[1,2,4]	3,860,588

Bramshill Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$3,847,000	4.773%, 10/25/2058[1,2,4]	$2,765,634
1,977,000	JP Morgan Mortgage Trust 2016-3 3.289%, 10/25/2046[1,2,4]	1,375,605
2,782,344	JP Morgan Mortgage Trust 2017-1 3.452%, 1/25/2047[1,2,4]	2,428,018
1,592,766	JP Morgan Mortgage Trust 2017-2 3.649%, 5/25/2047[1,2,4]	1,411,886
	JP Morgan Mortgage Trust 2020-8
776,600	3.504%, 3/25/2051[1,2,4]	609,744
855,000	3.504%, 3/25/2051[1,2,4]	447,076
1,882,756	3.504%, 3/25/2051[1,2,4]	829,825
2,334,814	JP Morgan Mortgage Trust 2020-LTV2 4.179%, 11/25/2050[1,2,4]	2,086,011
2,451,507	JP Morgan Seasoned Mortgage Trust 2014-1 6.101%, 5/25/2033[1,2,4]	2,335,206
1,230,921	JP Morgan Trust 2015-1 6.678%, 12/25/2044[1,2,4]	1,220,347
	Morgan Stanley Residential Mortgage Loan Trust 2021-2
1,629,592	2.895%, 5/25/2051[1,2,4]	1,118,351
1,500,000	2.895%, 5/25/2051[1,2,4]	627,912
1,251,254	2.895%, 5/25/2051[1,2,4]	434,448
1,652,978	NRP Mortgage Trust 2013-1 3.280%, 7/25/2043[1,2,4]	1,558,881
	Oceanview Mortgage Trust 2021-1
1,543,000	2.721%, 5/25/2051[1,2,4]	768,218
772,000	2.721%, 5/25/2051[1,2,4]	312,199
	Oceanview Mortgage Trust 2021-3
1,406,000	2.712%, 6/25/2051[1,2,4]	697,476
527,000	2.712%, 6/25/2051[1,2,4]	212,438
584,957	Provident Funding Mortgage Trust 2019-1 3.000%, 12/25/2049[1,2,4]	496,710
	Sequoia Mortgage Trust 2019-5
1,982,724	3.710%, 12/25/2049[1,2,4]	1,232,315
904,837	3.500%, 12/25/2049[1,2,4]	797,157
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $85,359,246)	86,252,103

Bramshill Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

Principal Amount		Value
CORPORATE BONDS — 0.0%
FINANCIALS — 0.0%
$750,000	First Matrix RMOF Trust 0.000% 10/1/20294,7,8,*	$—
TOTAL FINANCIALS
	(Cost $6,456)	—
TOTAL CORPORATE BONDS
	(Cost $6,456)	—

Number of Shares
	SHORT-TERM INVESTMENTS — 9.2%
22,684,707	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 5.146%[9]	22,684,707
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $22,684,707)	22,684,707
	TOTAL INVESTMENTS — 103.9%
	(Cost $254,611,828)	255,427,417
	Liabilities in Excess of Other Assets — (3.9)%	(9,496,180)
	TOTAL NET ASSETS — 100.0%	$245,931,237

LP – Limited Partnership

[1]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $215,242,007, which represents 87.5% of total net assets of the Fund.
[2]Callable.
[3]Interest-only security.
[4]Variable rate security.
[5]Floating rate security.
[6]Step rate security.
[7]Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.0% of Net Assets. The total value of these securities is $0.
[8]Security is in default.
[9]The rate is the annualized seven-day yield at period end.
*Non-income producing security.